Trade and other receivables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Net trade receivables	$ 194,038	$ 211,025
Other receivables	347,248	387,019
Prepaid land rent	1,110	1,030
Other prepaid expenses	26,917	26,820
Advance payments	26,224	22,076
Withholding tax	1,198	1,201
VAT receivables	13,584	14,296
Trade and other current receivables	610,319	663,467	[1]
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	44,452	35,321
Other tax receivables	6,053	5,945
Payment in advance for property, plant and equipment	74,209	83,118
Contingent consideration receivable	6,405	5,963
Trade and other non-current receivables	$ 131,119	130,347	[1]
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 212,458	236,390
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (18,420)	$ (25,365)

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.